Share-based payments	6 Months Ended
Jun. 30, 2018
Share-Based Payment Arrangements [Abstract]
Share-based payments
Share-based payments
On July 31, 2015 the Company established the Long Term Incentive Plan ("LTIP" or the "2015 Plan") providing for the grant of performance share units (“PSUs”) to employees and officers selected by the Compensation Committee of the Board of Directors (the “Compensation Committee”). PSU awards are earned based on achievement against one or more performance metrics established by the Compensation Committee in respect of a specified performance period. Earned PSUs range from zero to a specified maximum percentage of a participant's target award based on the performance of applicable performance metrics, and are also subject to vesting terms based on continued employment. The first performance period was settled at the beginning of the second quarter of 2018, with PSUs earned based on achievement of EBITDA metrics established by the Compensation Committee and total shareholder return relative to a peer group. Earned and vested, PSUs settled in one share of Company common stock per vested PSU (or, at the Company’s election, cash equal to the fair market value thereof). The first vesting period ended March 31, 2018 (the “2015 Plan”) and PSUs common stocks are issued to participants on April 30, 2018 except for certain PSUs settled in cash at fair market value to cover wage taxes or as substitute for share transfer restrictions. All PSUs are granted under, and are subject to the terms and conditions of, the Company’s 2014 Incentive Compensation Plan, and do not increase the number of shares previously reserved for issuance under that plan. On August 2, 2016 the Compensation Committee established a consecutive LTIP (the "2016 Plan") having consistent terms as compared to the 2015 Plan. On July 31, 2017 the Compensation Committee established a consecutive LTIP (the "2017 Plan"). The following table details the costs charged to the income statement with respect to the 2015 Plan, 2016 Plan and 2017 Plan.

	USD k
	For the Six Months Ended Jun 30,
	2018	2017
Expense arising from equity-settled share based payment transactions (2015 Plan)	777	1,241
Expense arising from equity-settled share based payment transactions (2016 Plan)	2,253	1,968
Expense arising from equity-settled share based payment transactions (2017 Plan)	2,360	—
Expenses arising form equity-settled share based 2018 incentive	563	—
Total expenses	5,953	3,209

The following table illustrates the number of, and movements in, performance share units ("PSUs") during the period.

	2015 Plan		2016 Plan		2017 Plan		Total
	Number of PSUs		Number of PSUs		Number of PSUs		Number of PSUs
	2018	2017	2018	2017	2018	2017	2018	2017
Outstanding at January 1,	452,816	454,959	686,038	690,279	472,040		1,610,894	1,145,238
Granted during the period	—	—	113	—	830		943	—
Forfeited during the period	(5,694)	(1,515)	(8,544)	(4,241)	(5,521)		(19,759)	(5,756)
Vested during the period	(447,122)	—	—	—	—		(447,122)	—
Outstanding at June 30,	—	453,444	677,607	686,038	467,349	—	1,144,956	1,139,482

The Company created and registered 400,453 new shares on April 30, 2018 of which 380,436 shares were used to settled the 2015 Plan. The remaining new shares plus 1,284 treasury shares were granted to our Board of Directors as a 2018 incentive. The fair value of the PSUs settled on April 30, 2018 amounted to USD 26.80 per PSU. The remaining portion of PSUs vested on March 31, 2018 was settled in cash at fair market value to cover employee wage tax obligations or in very limited cases as a substitute were share settlement was impeded. All obligations of the Company arising form the 2015 Plan were fulfilled through settlement during the reporting period and settlement is reflected in the consolidated statement of changes in equity of the Company.
The following table lists the inputs to the model used for the grant date fair values of the 2015 Plan, 2016 Plan and 2017 Plan.

	2015 Plan	2016 Plan	2017 Plan
Dividend Yield (%)	2.14%	2.23%	1.88%
Expected Volatility OEC (%)	25.16%	32.07%	33.77%
Expected Volatility Peer Group (%)	13.90%	18.12%	17.30%
Correlation	0.5234	0.4952	0.4574
Risk-free interest rate (%)	0.90%	0.76%	1.45%
Model used	Monte Carlo	Monte Carlo	Monte Carlo
Weighted average fair value of PSUs granted in USD	17.41	17.21	24.89